FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
	December 31, 2014			December 31, 2013
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Money market funds (included in cash and cash equivalents)	$9,711	$--	$--	$5,225	$--	$--
Governmental bonds	--	5,409	--	--	6,973	--
Corporate bonds	--	44,156	--	--	42,841	--
Foreign currency derivative	--	(757)	--	--	330	--

Total	$9,711	$48,808	$--	$5,225	$50,144	$--